Risk Management and Financial Instruments - Schedule of Contracts Exposure Scenario (Details) € in Thousands, £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 30, 2025 USD ($)	Dec. 30, 2025 EUR (€)	Dec. 30, 2025 GBP (£)	Dec. 25, 2025 USD ($)	Dec. 15, 2025 USD ($)	Dec. 15, 2025 EUR (€)	Dec. 15, 2025 GBP (£)
Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (6,510)
Scenario (ii) @ Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)				$ (195,279)
Scenario (ii) @ Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)								$ (97,640)
CDI [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase
CDI [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	14.90%	14.90%	14.90%
CDI [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	14.96%	14.96%	14.96%
CDI [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (162)
CDI [Member] | Scenario (II) Interest rate variation – 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate							18.63%
CDI [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)							$ (10,984)
CDI [Member] | Scenario (II) Interest rate variation - 50% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	22.35%	22.35%	22.35%
CDI [Member] | Scenario (II) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (21,968)
IPCA [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase
IPCA [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	4.46%	4.46%	4.46%
IPCA [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.47%	4.47%	4.47%
IPCA [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (71)
IPCA [Member] | Scenario (II) Interest rate variation – 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate							5.58%
IPCA [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)							$ (15,427)
IPCA [Member] | Scenario (II) Interest rate variation - 50% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.69%	6.69%	6.69%
IPCA [Member] | Scenario (II) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (30,854)
SOFR [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase
SOFR [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	3.87%	3.87%	3.87%
SOFR [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.87%	3.87%	3.87%
SOFR [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (11)
SOFR [Member] | Scenario (II) Interest rate variation – 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate							4.84%
SOFR [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)							$ 2,633
SOFR [Member] | Scenario (II) Interest rate variation - 50% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.81%	5.81%	5.81%
SOFR [Member] | Scenario (II) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ 5,263
Sensitivity analysis [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	(244)
Sensitivity analysis [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)							$ (23,778)
Sensitivity analysis [Member] | Scenario (II) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	(47,559)
Sensitivity analysis [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (48,463)
Sensitivity analysis [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)								$ (726,943)
Sensitivity analysis [Member] | Scenario (ii) @ Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)				$ (1,453,886)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
Operating [Member] | Current scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.00%	1.00%	1.00%
Operating [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.98%	0.98%	0.98%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (74,873)
Operating [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate								0.85%	0.85%	0.85%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)								$ (636,693)
Operating [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate				0.70%	0.70%	0.70%
Operating [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)				$ (1,273,387)
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
Financial [Member] | Current scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.00%	1.00%	1.00%
Financial [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.02%	1.02%	1.02%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (6,519)
Financial [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate								1.15%	1.15%	1.15%
Financial [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)								$ (55,431)
Financial [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate				1.30%	1.30%	1.30%
Financial [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)				$ (110,861)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.00%	1.00%	1.00%
Derivatives [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.98%	0.98%	0.98%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (112)
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate								0.85%	0.85%	0.85%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)								$ (950)
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate				0.70%	0.70%	0.70%
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)				$ (1,900)
Operating [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate								1.00%	1.00%	1.00%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €									€ (72,541)
Operating [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate				0.82%	0.82%	0.82%
Operating [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €					€ (145,082)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
Operating [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.18%	1.18%	1.18%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.15%	1.15%	1.15%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		€ (9,120)
Financial [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate								1.35%	1.35%	1.35%
Financial [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €									€ (229)
Financial [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate				1.53%	1.53%	1.53%
Financial [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €					€ (458)
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
Financial [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.18%	1.18%	1.18%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.20%	1.20%	1.20%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		€ (29)
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate								1.00%	1.00%	1.00%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €									€ (191)
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate				0.82%	0.82%	0.82%
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €					€ (383)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.18%	1.18%	1.18%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.15%	1.15%	1.15%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | €		€ (24)
Operating [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.35%	1.35%	1.35%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate								1.14%	1.14%	1.14%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £										£ (18,475)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.32%	1.32%	1.32%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			£ (2,133)
Operating [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate				0.94%	0.94%	0.94%
Operating [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £						£ (36,950)
Financial [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.35%	1.35%	1.35%
Financial [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate								1.55%	1.55%	1.55%
Financial [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £										£ (29)
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.37%	1.37%	1.37%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			£ (3)
Financial [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate				1.75%	1.75%	1.75%
Financial [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £						£ (57)
Derivatives [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.35%	1.35%	1.35%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate								1.55%	1.55%	1.55%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £										£ (10,130)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.37%	1.37%	1.37%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £			£ (1,170)
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate				1.75%	1.75%	1.75%
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars) | £						£ (20,260)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
Operating [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	72.00%	72.00%	72.00%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	71.00%	71.00%	71.00%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (22,894)
Operating [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate								61.00%	61.00%	61.00%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)								$ (343,413)
Operating [Member] | Scenario (ii) @ Variation - 30% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate				50.00%	50.00%	50.00%
Operating [Member] | Scenario (ii) @ Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)				$ (686,827)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	32.00%	32.00%	32.00%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	32.00%	32.00%	32.00%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (25,569)
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate								36.00%	36.00%	36.00%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)								$ (383,530)
Derivatives [Member] | Scenario (ii) @ Variation - 30% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate				41.00%	41.00%	41.00%
Derivatives [Member] | Scenario (ii) @ Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)				$ (767,059)
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (1,191)
Operating [Member] | Scenario (ii) @ Variation - 30% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate				25.00%	25.00%	25.00%
Operating [Member] | Scenario (ii) @ Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)				$ (35,724)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	19.00%	19.00%	19.00%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Price [member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	19.00%	19.00%	19.00%
Operating [Member] | Scenario (ii) @ Variation - 15% [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate								22.00%	22.00%	22.00%
Operating [Member] | Scenario (ii) @ Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)								$ (17,862)
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)	$ (5,319)
Derivatives [Member] | Scenario (ii) @ Variation - 30% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate				2.00%	2.00%	2.00%
Derivatives [Member] | Scenario (ii) @ Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)				$ (159,555)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	3.00%	3.00%	3.00%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Price [member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.00%	3.00%	3.00%
Derivatives [Member] | Scenario (ii) @ Variation - 15% [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate								3.00%	3.00%	3.00%
Derivatives [Member] | Scenario (ii) @ Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Euro, Pounds and Dollars)								$ (79,778)